Costs and Expenses by Nature - Disclosure of Cost and Expenses By Nature (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Materials, third-party services, freight, rent and other related costs	$ (18,938)	$ (19,049)	$ (14,920)
Raw material and products for resale	(22,068)	(20,053)	(18,870)
Depreciation, depletion and amortization	(12,028)	(13,307)	(13,965)
Production taxes	(10,892)	(7,900)	(4,879)
Employee compensation	(8,839)	(9,045)	(9,984)
(Losses) /Gains on legal, administrative and arbitration proceedings	(2,040)	(898)	(1,393)
Agreement with US Authorities	(895)
Gains/(losses) with Commodities Derivatives	(409)
Unscheduled stoppages and pre-operating expenses	(1,282)	(1,598)	(1,859)
Other taxes	(752)	(1,843)	(714)
Allowance for expected credit losses	(102)	(708)	(1,131)
Institutional relations and cultural projects	(223)	(258)	(253)
Exploration expenditures written off (includes dry wells and signature bonuses)	(87)	(279)	(1,281)
Health, safety and environment	(77)	(70)	(80)
Impairment	(2,005)	(1,191)	(6,193)
Provision for debt acknowledgments of suppliers with subcontractors			(105)
Provision for the class action agreement		(3,449)
Reclassification of cumulative translation adjustment		(37)	(1,457)
Gain on remeasurement of investment retained with loss of control		217
Amounts recovered from Lava Jato investigation	457	252	131
Equalization of expenses - AIP	(279)
Gains and losses on disposal/write-offs of assets	419	1,498	293
Changes in inventories	1,888	110	(437)
Total	(78,152)	(77,608)	(77,097)
In the Statement of income
Cost of sales	(61,517)	(60,147)	(55,417)
Selling expenses	(4,631)	(4,538)	(3,963)
General and administrative expenses	(2,455)	(2,918)	(3,319)
Other taxes	(752)	(1,843)	(714)
Exploration costs	(524)	(800)	(1,761)
Research and development expenses	(642)	(572)	(523)
Impairment	(2,005)	(1,191)	(6,193)
Other income and expenses	$ (5,626)	$ (5,599)	$ (5,207)